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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05550

The Alger Portfolios
__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2015

COMMON STOCKS—92.8%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	23,166	$14,363
AEROSPACE & DEFENSE—3.5%
Honeywell International, Inc.	104,361	10,885,896
Lockheed Martin Corp.	11,400	2,313,744
Precision Castparts Corp.	10,396	2,183,160
The Boeing Co.	21,915	3,289,003
United Technologies Corp.	12,500	1,465,000
		20,136,803
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	37,500	3,635,250
AIRLINES—0.8%
United Continental Holdings, Inc.*	64,993	4,370,779
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	56,876	3,062,204
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
PVH Corp.	13,948	1,486,299
Ralph Lauren Corp.	3,217	423,035
Under Armour, Inc., Cl. A*	44,400	3,585,300
		5,494,634
APPLICATION SOFTWARE—2.6%
Adobe Systems, Inc.*	68,228	5,044,778
Mobileye NV*	34,200	1,437,426
Palantir Technologies, Inc., Cl. A*,@	41,286	293,543
salesforce.com, inc.*	113,780	7,601,642
SAP SE#	12,023	867,700
		15,245,089
AUTO PARTS & EQUIPMENT—1.3%
Delphi Automotive PLC.	76,910	6,132,803
WABCO Holdings, Inc.*	13,294	1,633,567
		7,766,370
BIOTECHNOLOGY—6.4%
ACADIA Pharmaceuticals, Inc.*	219	7,137
Amgen, Inc.	9,520	1,521,772
Biogen, Inc.*	24,493	10,341,924
BioMarin Pharmaceutical, Inc.*	19,100	2,380,242
Celgene Corp.*	32,671	3,766,313
Gilead Sciences, Inc.*	102,828	10,090,512
Incyte Corp.*	22,500	2,062,350
Intercept Pharmaceuticals, Inc.*	11,183	3,153,830
Puma Biotechnology, Inc.*	3,200	755,552
United Therapeutics Corp.*	14,300	2,465,821
Vertex Pharmaceuticals, Inc.*	7,323	863,894
		37,409,347
BREWERS—0.7%
Anheuser-Busch InBev NV#	8,931	1,088,778
Molson Coors Brewing Co., Cl. B	36,184	2,693,899
		3,782,677

THE ALGER PORTFOLIOS ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—0.6%
Fortune Brands Home & Security, Inc.	26,296	$1,248,534
Lennox International, Inc.	19,000	2,122,110
		3,370,644
CABLE & SATELLITE—1.6%
Comcast Corporation, Cl. A	124,518	7,031,532
DISH Network Corp., Cl. A*	11,354	795,461
Time Warner Cable, Inc.	11,700	1,753,596
		9,580,589
COMMUNICATIONS EQUIPMENT—0.9%
Arista Networks, Inc.*	45,400	3,202,062
QUALCOMM, Inc.	29,300	2,031,662
		5,233,724
COMPUTER STORAGE & PERIPHERALS—0.2%
SanDisk Corp.	20,506	1,304,592
CONSTRUCTION MATERIALS—0.7%
Martin Marietta Materials, Inc.	8,478	1,185,224
Vulcan Materials Co.	31,000	2,613,300
		3,798,524
CONSUMER FINANCE—0.5%
American Express Co.	18,021	1,407,801
Discover Financial Services	31,498	1,774,912
		3,182,713
DATA PROCESSING & OUTSOURCED SERVICES—3.7%
Alliance Data Systems Corp.*	18,407	5,453,074
Fiserv, Inc.*	37,400	2,969,560
Visa, Inc., Cl. A	198,400	12,977,344
		21,399,978
DRUG RETAIL—2.5%
CVS Caremark Corp.	89,286	9,215,208
Walgreens Boots Alliance, Inc.	63,027	5,337,126
		14,552,334
FOOD RETAIL—0.9%
The Kroger Co.	42,000	3,219,720
Whole Foods Market, Inc.	42,900	2,234,232
		5,453,952
FOOTWEAR—1.0%
NIKE, Inc., Cl. B	55,915	5,609,952
GENERAL MERCHANDISE STORES—1.6%
Dollar General Corp.	39,472	2,975,399
Dollar Tree, Inc.*	76,300	6,191,364
		9,166,763
HEALTH CARE EQUIPMENT—1.2%
Becton Dickinson and Co.	41,100	5,901,549
Intuitive Surgical, Inc.*	2,400	1,212,072
		7,113,621
HEALTH CARE FACILITIES—1.1%
HCA Holdings, Inc.*	83,156	6,255,826

THE ALGER PORTFOLIOS ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
HOME ENTERTAINMENT SOFTWARE—0.5%
Activision Blizzard, Inc.	124,195	$2,822,331
HOME IMPROVEMENT RETAIL—1.5%
Lowe's Companies, Inc.	80,014	5,952,241
The Home Depot, Inc.	25,286	2,872,743
		8,824,984
HOMEBUILDING—0.5%
Toll Brothers, Inc.*	70,100	2,757,734
HOTELS RESORTS & CRUISE LINES—2.4%
Ctrip.com International Ltd.#*	34,900	2,045,838
Hilton Worldwide Holdings, Inc.*	244,490	7,241,794
Royal Caribbean Cruises Ltd.	58,748	4,808,524
		14,096,156
HOUSEWARES & SPECIALTIES—0.4%
Jarden Corp.*	42,734	2,260,629
INDUSTRIAL CONGLOMERATES—0.7%
Danaher Corp.	47,615	4,042,514
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	20,408	3,087,322
INDUSTRIAL MACHINERY—0.7%
Ingersoll-Rand PLC.	62,256	4,238,388
INTERNET RETAIL—1.9%
Amazon.com, Inc.*	17,391	6,471,191
The Priceline Group, Inc.*	2,000	2,328,300
TripAdvisor, Inc.*	25,019	2,080,830
		10,880,321
INTERNET SOFTWARE & SERVICES—9.4%
Demandware, Inc.*	13,198	803,758
Facebook, Inc., Cl. A*	316,027	25,982,160
Google, Inc., Cl. A*	2,731	1,514,886
Google, Inc., Cl. C*	28,456	15,593,888
GrubHub, Inc.*	53,900	2,446,521
LinkedIn Corp., Cl. A*	11,810	2,950,847
Yahoo! Inc.*	118,849	5,281,055
		54,573,115
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	29,470	1,051,784
The Charles Schwab Corp.	46,200	1,406,328
		2,458,112
IT CONSULTING & OTHER SERVICES—0.6%
Cognizant Technology Solutions Corp., Cl. A*	58,238	3,633,469
LIFE SCIENCES TOOLS & SERVICES—1.1%
ThermoFisherScientific,Inc.	48,904	6,569,763
MANAGED HEALTH CARE—2.0%
Cigna Corp.	30,782	3,984,422
Humana, Inc.	37,100	6,604,542
UnitedHealth Group, Inc.	11,200	1,324,848
		11,913,812

THE ALGER PORTFOLIOS ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
MOVIES & ENTERTAINMENT—1.3%
The Walt Disney Co.	72,800		$7,635,992
MULTI-LINE INSURANCE—1.4%
American International Group, Inc.	26,296		1,440,758
Hartford Financial Services Group, Inc.	155,413		6,499,372
			7,940,130
MULTI-UTILITIES—0.3%
Sempra Energy	16,121		1,757,511
OIL & GAS EQUIPMENT & SERVICES—1.3%
Baker Hughes, Inc.	68,700		4,367,946
Schlumberger Ltd.	16,900		1,410,136
Weatherford International PLC.*	140,056		1,722,689
			7,500,771
OIL & GAS EXPLORATION & PRODUCTION—1.9%
Anadarko Petroleum Corp.	67,593		5,597,376
Devon Energy Corp.	82,192		4,957,000
Whiting Petroleum Corp.*	15,500		478,950
			11,033,326
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.*	37,849		2,929,513
OTHER DIVERSIFIED FINANCIAL SERVICES—2.0%
Bank of America Corp.	353,500		5,440,365
Citigroup, Inc.	115,501		5,950,612
			11,390,977
PACKAGED FOODS & MEATS—0.6%
Mead Johnson Nutrition Co., Cl. A	34,100		3,428,073
PHARMACEUTICALS—6.5%
Actavis PLC.*	93,911		27,949,792
Bristol-Myers Squibb Co.	26,200		1,689,900
Shire PLC.	87,900		6,994,762
Teva Pharmaceutical Industries Ltd.#	14,800		922,040
		37,556,494
RAILROADS—0.9%
UnionPacificCorp.	48,172		5,217,509
RENEWABLE ELECTRICITY—0.5%
TerraForm Power, Inc., Cl. A	80,900		2,953,659
RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	7,600		1,503,508
RESTAURANTS—1.7%
Chipotle Mexican Grill, Inc.*	700		455,378
Darden Restaurants, Inc.	33,900		2,350,626
McDonald's Corp.	39,600		3,858,624
Starbucks Corp.	31,800		3,011,460
			9,676,088
SECURITY & ALARM SERVICES—0.5%
Tyco International PLC.	71,982		3,099,545
SEMICONDUCTOR EQUIPMENT—1.0%
SunEdison, Inc.*	244,738		5,873,712

THE ALGER PORTFOLIOS ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—3.0%
Avago Technologies Ltd.	38,570	$4,897,619
Broadcom Corp., Cl. A	64,100	2,775,209
Micron Technology, Inc.*	155,917	4,230,028
NXP Semiconductors NV*	56,072	5,627,386
		17,530,242
SOFT DRINKS—1.1%
PepsiCo, Inc.	65,088	6,223,715
SPECIALIZED FINANCE—0.6%
McGraw Hill Financial, Inc.	31,502	3,257,307
SPECIALTY CHEMICALS—0.6%
PPG Industries, Inc.	14,700	3,315,438
SPECIALTY STORES—0.6%
Signet Jewelers Ltd.	25,775	3,577,312
SYSTEMS SOFTWARE—1.1%
Microsoft Corp.	155,970	6,340,960
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.4%
Apple, Inc.	292,570	36,404,485
Western Digital Corp.	11,921	1,084,930
		37,489,415
TOBACCO—0.7%
Altria Group, Inc.	82,200	4,111,644
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	205,763	6,410,546
WIRELESS TELECOMMUNICATION SERVICES—0.5%
SBA Communications Corp., Cl. A*	24,300	2,845,530
TOTAL COMMON STOCKS
(Cost $452,531,584)		539,698,295
PREFERRED STOCKS—0.4%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	199,768	123,856
Choicestream, Inc., Cl. B*,@,(a)	445,303	276,088
		399,944
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	168,373	1,197,132
Palantir Technologies, Inc., Cl. D*,@	21,936	155,965
		1,353,097
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	20,889	919,116
TOTAL PREFERRED STOCKS
(Cost $2,360,207)		2,672,157
MASTER LIMITED PARTNERSHIP—2.4%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.4%
The Blackstone Group LP.	310,910	12,091,290

THE ALGER PORTFOLIOS ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

MASTER LIMITED PARTNERSHIP—(CONT.)	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—(CONT.)
The Carlyle Group LP.	63,607	$1,723,750
		13,815,040
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $12,345,855)		13,815,040
Total Investments
(Cost $467,237,646)(b)	95.6%	556,185,492
Other Assets in Excess of Liabilities	4.4%	25,409,186
NET ASSETS	100.0%	$581,594,678

(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
*	Non-income producing security.
#	American Depositary Receipts.
(b)	At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $472,346,159, amounted to $83,839,333 which consisted of aggregate gross unrealized appreciation of $93,225,252 and aggregate gross unrealized depreciation of $9,385,919.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$6,718	$14,363	0.00%
Choicestream, Inc., Cl. A	12/17/2013	159,751	123,856	0.02%
Choicestream, Inc., Cl. B	7/10/2014	267,182	276,088	0.05%
Intarcia Therapeutics, Inc.	3/27/2014	676,595	919,116	0.16%
Palantir Technologies, Inc., Cl. A	10/07/2014	268,648	293,543	0.05%
Palantir Technologies, Inc., Cl. B	10/07/2014	1,111,840	1,197,132	0.20%
Palantir Technologies, Inc., Cl. D	10/14/2014	144,839	155,965	0.03%
Total			$2,980,063	0.51%
See Notes to Financial Statements

THE ALGER PORTFOLIOS ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2015

COMMON STOCKS—94.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	15,490	$9,604
AEROSPACE & DEFENSE—2.4%
Honeywell International, Inc.	44,800	4,673,088
Precision Castparts Corp.	7,650	1,606,500
The Boeing Co.	10,000	1,500,800
		7,780,388
AIRLINES—1.8%
United Continental Holdings, Inc.*	85,900	5,776,775
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	29,000	1,561,360
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
Under Armour, Inc., Cl. A*	10,200	823,650
APPLICATION SOFTWARE—2.5%
ACI Worldwide, Inc.*	77,300	1,674,318
Adobe Systems, Inc.*	41,000	3,031,540
Guidewire Software, Inc.*	30,300	1,594,083
Informatica Corp.*	34,700	1,521,768
Palantir Technologies, Inc., Cl. A*,@	25,072	178,262
		7,999,971
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
WisdomTree Investments, Inc.	74,400	1,596,624
AUTOMOBILE MANUFACTURERS—0.9%
Tesla Motors, Inc.*	16,200	3,058,074
BIOTECHNOLOGY—8.4%
Alexion Pharmaceuticals, Inc.*	13,065	2,264,164
Biogen, Inc.*	22,530	9,513,067
BioMarin Pharmaceutical, Inc.*	6,200	772,644
Gilead Sciences, Inc.*	97,475	9,565,222
Intercept Pharmaceuticals, Inc.*	6,200	1,748,524
United Therapeutics Corp.*	10,000	1,724,350
Vertex Pharmaceuticals, Inc.*	13,200	1,557,204
		27,145,175
BREWERS—0.3%
Molson Coors Brewing Co., Cl. B	15,100	1,124,195
CABLE & SATELLITE—0.4%
AMC Networks, Inc.*	17,500	1,341,200
CASINOS & GAMING—0.2%
Las Vegas Sands Corp.	11,900	654,976
COMMUNICATIONS EQUIPMENT—0.5%
F5 Networks, Inc.*	5,700	655,158
QUALCOMM, Inc.	15,200	1,053,968
		1,709,126
CONSTRUCTION MATERIALS—0.5%
Vulcan Materials Co.	20,700	1,745,010
DATA PROCESSING & OUTSOURCED SERVICES—3.1%
Alliance Data Systems Corp.*	19,000	5,628,750
Visa, Inc., Cl. A	67,000	4,382,470
		10,011,220

THE ALGER PORTFOLIOS ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
DRUG RETAIL—0.5%
Walgreens Boots Alliance, Inc.	19,800		$1,676,664
ELECTRONIC EQUIPMENT MANUFACTURERS—0.5%
FLIR Systems, Inc.	50,100		1,567,128
FOOD RETAIL—1.7%
The Kroger Co.	34,900		2,675,434
Whole Foods Market, Inc.	55,900		2,911,272
			5,586,706
FOOTWEAR—0.5%
NIKE, Inc., Cl. B	14,700		1,474,851
GENERAL MERCHANDISE STORES—1.7%
Dollar General Corp.	62,400		4,703,712
Dollar Tree, Inc.*	10,100		819,565
			5,523,277
HEALTH CARE EQUIPMENT—0.5%
Zimmer Holdings, Inc.	14,200		1,668,784
HEALTH CARE FACILITIES—2.1%
HCA Holdings, Inc.*	31,200		2,347,176
Tenet Healthcare Corporation*	87,300		4,322,223
			6,669,399
HEALTH CARE SERVICES—0.7%
Express Scripts, Inc.*	27,600		2,394,852
HOME ENTERTAINMENT SOFTWARE—0.7%
Activision Blizzard, Inc.	95,400		2,167,965
HOME FURNISHING RETAIL—0.3%
Williams-Sonoma, Inc.	13,400		1,068,114
HOME IMPROVEMENT RETAIL—2.8%
Lowe's Companies, Inc.	63,700		4,738,643
The Home Depot, Inc.	36,750		4,175,168
			8,913,811
HOMEBUILDING—1.3%
Lennar Corp., Cl. A	42,300		2,191,563
Toll Brothers, Inc.*	52,180		2,052,761
			4,244,324
HOTELS RESORTS & CRUISE LINES—3.3%
Hilton Worldwide Holdings, Inc.*	160,275		4,747,345
Norwegian Cruise Line Holdings Ltd.*	113,000		6,103,130
		10,850,475
HYPERMARKETS & SUPER CENTERS—1.0%
Costco Wholesale Corp.	20,800		3,151,096
INDUSTRIAL CONGLOMERATES—1.2%
Danaher Corp.	47,360		4,020,864
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	19,900		3,010,472
INDUSTRIAL MACHINERY—0.9%
Pall Corp.	29,980		3,009,692
INTERNET RETAIL—3.0%
NetFlix, Inc.*	5,600		2,333,464
The Priceline Group, Inc.*	4,300		5,005,845

THE ALGER PORTFOLIOS ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET RETAIL—(CONT.)
TripAdvisor, Inc.*	28,745	$2,390,722
		9,730,031
INTERNET SOFTWARE & SERVICES—12.4%
Criteo SA#*	106,000	4,187,000
DealerTrack Holdings, Inc.*	40,500	1,560,060
Demandware, Inc.*	50,080	3,049,872
Facebook, Inc., Cl. A*	146,250	12,023,944
Google, Inc., Cl. C*	19,200	10,521,600
GrubHub, Inc.*	70,300	3,190,917
LinkedIn Corp., Cl. A*	11,800	2,948,348
Yahoo! Inc.*	61,200	2,719,422
		40,201,163
LIFE SCIENCES TOOLS & SERVICES—1.0%
ThermoFisherScientific,Inc.	23,450	3,150,273
MANAGED HEALTH CARE—2.8%
Aetna, Inc.	18,885	2,011,819
Cigna Corp.	29,590	3,830,130
Humana, Inc.	14,200	2,527,884
WellCare Health Plans, Inc.*	7,600	695,096
		9,064,929
MOVIES & ENTERTAINMENT—2.1%
Lions Gate Entertainment Corp.	126,575	4,293,424
Live Nation Entertainment, Inc.*	33,900	855,297
The Walt Disney Co.	14,800	1,552,372
		6,701,093
OIL & GAS EQUIPMENT & SERVICES—0.5%
Baker Hughes, Inc.	26,100	1,659,438
OIL & GAS EXPLORATION & PRODUCTION—1.5%
Anadarko Petroleum Corp.	42,800	3,544,268
Devon Energy Corp.	16,800	1,013,208
Whiting Petroleum Corp.*	8,200	253,380
		4,810,856
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
Bank of America Corp.	158,700	2,442,393
PACKAGED FOODS & MEATS—1.7%
Hain Celestial Group, Inc.*	32,000	2,049,600
Keurig Green Mountain, Inc.	18,900	2,111,697
Mead Johnson Nutrition Co., Cl. A	11,800	1,186,254
		5,347,551
PHARMACEUTICALS—2.9%
Actavis PLC.*	11,135	3,313,998
Bristol-Myers Squibb Co.	30,200	1,947,900
Jazz Pharmaceuticals PLC.*	6,320	1,092,033
Pacira Pharmaceuticals, Inc.*	16,300	1,448,255
Shire PLC.#	7,000	1,675,030
		9,477,216
RAILROADS—0.5%
UnionPacificCorp.	16,200	1,754,622

THE ALGER PORTFOLIOS ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
REAL ESTATE SERVICES—1.0%
Jones Lang LaSalle, Inc.	18,235	$3,107,244
RENEWABLE ELECTRICITY—0.9%
TerraForm Power, Inc., Cl. A	81,100	2,960,961
RESEARCH & CONSULTING SERVICES—0.6%
CoStar Group, Inc.*	10,100	1,998,083
RESTAURANTS—0.7%
Starbucks Corp.	25,200	2,386,440
SEMICONDUCTOR EQUIPMENT—1.2%
SunEdison, Inc.*	165,300	3,967,200
SEMICONDUCTORS—3.5%
Avago Technologies Ltd.	21,900	2,780,862
Broadcom Corp., Cl. A	51,800	2,242,681
Micron Technology, Inc.*	80,085	2,172,706
NXP Semiconductors NV*	39,925	4,006,873
		11,203,122
SPECIALIZED FINANCE—0.7%
McGraw Hill Financial, Inc.	22,000	2,274,800
SPECIALTY CHEMICALS—0.7%
Ecolab, Inc.	20,900	2,390,542
SPECIALTY STORES—0.6%
The Michaels Cos, Inc.*	75,799	2,051,121
SYSTEMS SOFTWARE—2.2%
Oracle Corp.	93,100	4,017,265
ServiceNow, Inc.*	39,375	3,101,963
		7,119,228
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.7%
Apple, Inc.	192,650	23,971,439
Nimble Storage, Inc.*	96,200	2,146,222
Western Digital Corp.	21,800	1,984,018
		28,101,679
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	82,900	2,582,750
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp., Cl. A*	26,400	3,091,440
TOTAL COMMON STOCKS
(Cost $284,301,507)		306,909,997
PREFERRED STOCKS—0.5%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	133,576	82,817
Choicestream, Inc., Cl. B*,@,(a)	284,863	176,615
		259,432
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	102,250	726,998
Palantir Technologies, Inc., Cl. D*,@	13,322	94,719
		821,717

THE ALGER PORTFOLIOS ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	13,642	$600,248
TOTAL PREFERRED STOCKS
(Cost $1,482,765)		1,681,397
MASTER LIMITED PARTNERSHIP—2.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—2.8%
The Blackstone Group LP.	235,125	9,144,011
(Cost $7,285,045)		9,144,011
Total Investments
(Cost $293,069,317)(b)	98.0%	317,735,405
Other Assets in Excess of Liabilities	2.0%	6,530,317
NET ASSETS	100.0%	$324,265,722

(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
*	Non-income producing security.
#	American Depositary Receipts.
(b)	At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $293,443,846, amounted to $24,291,559 which consisted of aggregate gross unrealized appreciation of $31,437,361 and aggregate gross unrealized depreciation of $7,145,802.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$4,492	$9,604	0.00%
Choicestream, Inc., Cl. A	12/17/2013	106,819	82,817	0.03%
Choicestream, Inc., Cl. B	7/10/2014	170,918	176,615	0.05%
Intarcia Therapeutics, Inc.	3/27/2014	441,864	600,248	0.19%
Palantir Technologies, Inc., Cl. A	10/07/2014	163,143	178,262	0.06%
Palantir Technologies, Inc., Cl. B	10/07/2014	675,201	726,998	0.22%
Palantir Technologies, Inc., Cl. D	10/14/2014	87,963	94,719	0.03%
Total			$1,869,263	0.58%
See Notes to Financial Statements

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2015

COMMON STOCKS—91.5%	SHARES		VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	7,853		$4,869
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	26,200		1,347,204
TransDigm Group, Inc.	4,600		1,006,112
			2,353,316
AIRLINES—1.7%
Spirit Airlines, Inc.*	13,900		1,075,304
United Continental Holdings, Inc.*	24,600		1,654,350
			2,729,654
ALTERNATIVE CARRIERS—1.4%
Level 3 Communications, Inc.*	24,300		1,308,312
Zayo Group Holdings, Inc.*	36,800		1,028,928
			2,337,240
APPAREL ACCESSORIES & LUXURY GOODS—3.0%
Hanesbrands, Inc.	58,400		1,956,984
Michael Kors Holdings Ltd.*	7,560		497,070
PVH Corp.	9,000		959,040
Under Armour, Inc., Cl. A*	18,900		1,526,175
			4,939,269
APPAREL RETAIL—1.2%
L Brands, Inc.	11,800		1,112,622
UrbanOutfitters,Inc.*	19,800		903,870
			2,016,492
APPLICATION SOFTWARE—1.9%
ACI Worldwide, Inc.*	39,000		844,740
Aspen Technology, Inc.*	13,700		527,313
Mobileye NV*	9,800		411,894
Palantir Technologies, Inc., Cl. A*,@	12,572		89,387
Synchronoss Technologies, Inc.*	26,200		1,243,452
			3,116,786
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
WisdomTree Investments, Inc.	80,000		1,716,800
AUTO PARTS & EQUIPMENT—1.9%
BorgWarner, Inc.	9,100		550,368
Delphi Automotive PLC.	15,700		1,251,918
WABCO Holdings, Inc.*	10,800		1,327,104
			3,129,390
AUTOMOBILE MANUFACTURERS—0.6%
Tesla Motors, Inc.*	5,000		943,850
BIOTECHNOLOGY—6.1%
Alkermes PLC.*	6,700		408,499
BioMarin Pharmaceutical, Inc.*	9,600		1,196,352
Celldex Therapeutics, Inc.*	18,000		501,660
Incyte Corp.*	11,100		1,017,426
Intercept Pharmaceuticals, Inc.*	5,700		1,607,514
Medivation, Inc.*	10,700		1,381,049
Portola Pharmaceuticals, Inc.*	28,600		1,085,656
United Therapeutics Corp.*	6,100		1,051,853

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Vertex Pharmaceuticals, Inc.*	13,800	$1,627,986
		9,877,995
BUILDING PRODUCTS—2.8%
Allegion PLC.	20,800	1,272,336
Fortune Brands Home & Security, Inc.	22,600	1,073,048
Lennox International, Inc.	13,400	1,496,646
NCI Building Systems, Inc.*	42,700	737,856
		4,579,886
CABLE & SATELLITE—0.7%
AMC Networks, Inc.*	15,200	1,164,928
COMMUNICATIONS EQUIPMENT—1.8%
Arista Networks, Inc.*	16,100	1,135,533
ARRIS Group, Inc.*	38,500	1,112,457
F5 Networks, Inc.*	5,600	643,664
		2,891,654
COMPUTER STORAGE & PERIPHERALS—0.4%
SanDisk Corp.	10,300	655,286
CONSTRUCTION MATERIALS—1.7%
Eagle Materials, Inc.	11,200	935,872
Martin Marietta Materials, Inc.	6,000	838,800
Vulcan Materials Co.	12,200	1,028,460
		2,803,132
DATA PROCESSING & OUTSOURCED SERVICES—4.0%
Alliance Data Systems Corp.*	7,400	2,192,250
Fiserv, Inc.*	33,100	2,628,140
Vantiv, Inc., CL. A*	13,200	497,640
WEX, Inc.*	10,300	1,105,808
		6,423,838
DISTILLERS & VINTNERS—0.2%
Constellation Brands Inc., Cl. A*	3,443	400,111
DRUG RETAIL—1.2%
Rite Aid Corp.*	226,000	1,963,940
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Acuity Brands, Inc.	10,700	1,799,312
Hubbell, Inc., Cl. B	6,800	745,416
		2,544,728
FOOD RETAIL—1.7%
The Kroger Co.	26,500	2,031,490
Whole Foods Market, Inc.	13,700	713,496
		2,744,986
GENERAL MERCHANDISE STORES—2.1%
Dollar General Corp.	19,500	1,469,910
Dollar Tree, Inc.*	24,000	1,947,480
		3,417,390
HEALTH CARE EQUIPMENT—1.4%
DexCom, Inc.*	12,800	797,952
Intuitive Surgical, Inc.*	1,600	808,048

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
HEALTH CARE EQUIPMENT—(CONT.)
Wright Medical Group, Inc.*	22,900		$590,820
			2,196,820
HEALTH CARE FACILITIES—2.3%
Acadia Healthcare Co., Inc.*	14,200		1,016,720
Tenet Healthcare Corporation*	28,800		1,425,888
Universal Health Services, Inc., Cl. B	11,400		1,341,894
			3,784,502
HEALTH CARE SERVICES—0.2%
Team Health Holdings, Inc.*	6,700		392,017
HOME FURNISHING RETAIL—0.4%
Williams-Sonoma, Inc.	7,300		581,883
HOMEBUILDING—1.0%
Toll Brothers, Inc.*	42,900		1,687,686
HOMEFURNISHING RETAIL—0.5%
Restoration Hardware Holdings, Inc.*	8,000		793,520
HOTELS RESORTS & CRUISE LINES—2.4%
Hilton Worldwide Holdings, Inc.*	36,800		1,090,016
Norwegian Cruise Line Holdings Ltd.*	29,000		1,566,290
Royal Caribbean Cruises Ltd.	15,100		1,235,935
			3,892,241
HOUSEWARES & SPECIALTIES—1.2%
Jarden Corp.*	36,300		1,920,270
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Robert Half International, Inc.	20,300		1,228,556
INDUSTRIAL MACHINERY—1.7%
Graco, Inc.	22,200		1,601,952
Ingersoll-Rand PLC.	16,700		1,136,936
			2,738,888
INTERNET RETAIL—0.9%
NetFlix, Inc.*	1,700		708,373
TripAdvisor, Inc.*	8,700		723,579
			1,431,952
INTERNET SOFTWARE & SERVICES—5.3%
Cornerstone OnDemand, Inc.*	29,700		858,033
Criteo SA#*	19,400		766,300
DealerTrack Holdings, Inc.*	12,600		485,352
Demandware, Inc.*	12,800		779,520
GrubHub, Inc.*	33,200		1,506,948
Hortonworks, Inc.*	18,600		443,424
LendingClub Corp.*	68,100		1,338,165
LinkedIn Corp., Cl. A*	7,200		1,798,992
Shutterstock, Inc.*	9,800		672,966
			8,649,700
INVESTMENT BANKING & BROKERAGE—1.3%
Investment Technology Group Inc.*	30,500		924,455
TD Ameritrade Holding Corp.	32,300		1,203,498
			2,127,953

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
IT CONSULTING & OTHER SERVICES—0.4%
Unisys Corp.*	30,200	$700,942
LEISURE PRODUCTS—0.4%
Brunswick Corp.	11,100	571,095
MANAGED HEALTH CARE—1.3%
Centene Corp.*	16,000	1,131,040
WellCare Health Plans, Inc.*	10,600	969,476
		2,100,516
MOVIES & ENTERTAINMENT—0.3%
Live Nation Entertainment, Inc.*	20,400	514,692
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	27,600	1,154,232
OIL & GAS DRILLING—0.4%
Nabors Industries Ltd.	51,100	697,515
OIL & GAS EQUIPMENT & SERVICES—0.4%
Weatherford International PLC.*	47,300	581,790
OIL & GAS EXPLORATION & PRODUCTION—1.9%
Carrizo Oil & Gas, Inc.*	5,200	258,180
PDC Energy, Inc.*	19,800	1,069,992
Range Resources Corp.	28,300	1,472,732
Whiting Petroleum Corp.*	6,600	203,940
		3,004,844
OIL & GAS REFINING & MARKETING—0.4%
HollyFrontier Corp.	15,100	608,077
PACKAGED FOODS & MEATS—1.0%
Keurig Green Mountain, Inc.	7,000	782,110
Mead Johnson Nutrition Co., Cl. A	8,900	894,717
		1,676,827
PAPER PACKAGING—0.6%
Packaging Corp., of America	12,900	1,008,651
PHARMACEUTICALS—2.3%
Jazz Pharmaceuticals PLC.*	6,200	1,071,298
Lannett Co., Inc.*	11,600	785,436
Mallinckrodt PLC.*	8,600	1,089,190
Pacira Pharmaceuticals, Inc.*	8,300	737,455
		3,683,379
REAL ESTATE SERVICES—0.6%
Jones Lang LaSalle, Inc.	5,700	971,280
REGIONAL BANKS—0.6%
Signature Bank*	7,200	932,976
RENEWABLE ELECTRICITY—0.8%
TerraForm Power, Inc., Cl. A	37,400	1,365,474
RESEARCH & CONSULTING SERVICES—1.7%
CoStar Group, Inc.*	7,600	1,503,508
Verisk Analytics, Inc., Cl. A*	17,600	1,256,640
		2,760,148
RESTAURANTS—3.0%
Bloomin' Brands, Inc.	56,000	1,362,480
Diamond Resorts International, Inc.*	36,400	1,216,852

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
RESTAURANTS—(CONT.)
Jack in the Box, Inc.	12,300		$1,179,816
Restaurant Brands International, Inc.	27,900		1,071,639
			4,830,787
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.	27,600		1,188,456
SEMICONDUCTOR EQUIPMENT—1.1%
Lam Research Corp.	13,300		934,126
SunEdison, Inc.*	35,710		857,040
			1,791,166
SEMICONDUCTORS—4.8%
Avago Technologies Ltd.	23,100		2,933,238
Micron Technology, Inc.*	36,800		998,384
Microsemi Corp.*	36,400		1,288,560
NXP Semiconductors NV*	22,300		2,238,028
Skyworks Solutions, Inc.	4,200		412,818
			7,871,028
SPECIALIZED FINANCE—2.1%
McGraw Hill Financial, Inc.	15,400		1,592,360
Moody's Corp.	17,000		1,764,600
			3,356,960
SPECIALTY CHEMICALS—1.1%
The Sherwin-Williams Co.	6,000		1,707,000
SPECIALTY STORES—3.7%
Cabela's, Inc.*	14,400		806,112
Signet Jewelers Ltd.	10,500		1,457,295
The Michaels Cos, Inc.*	38,400		1,039,104
Tractor Supply Co.	15,500		1,318,430
Ulta Salon, Cosmetics & Fragrance, Inc.*	9,100		1,372,735
			5,993,676
SYSTEMS SOFTWARE—0.7%
ServiceNow, Inc.*	15,000		1,181,700
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.8%
Nimble Storage, Inc.*	17,600		392,656
Western Digital Corp.	10,300		937,403
			1,330,059
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	58,000		1,806,990
WIRELESS TELECOMMUNICATION SERVICES—0.7%
SBA Communications Corp., Cl. A*	10,200		1,194,420
TOTAL COMMON STOCKS
(Cost $126,599,583)		148,766,208
PREFERRED STOCKS—1.6%	SHARES		VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	67,720		41,986
Choicestream, Inc., Cl. B*,@,(a)	148,200		91,884
			133,870
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@	51,276		364,572

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
APPLICATION SOFTWARE—(CONT.)
Palantir Technologies, Inc., Cl. D*,@	6,681	$47,502
		412,074
BIOTECHNOLOGY—0.5%
Prosetta Biosciences, Inc.*,@	170,419	766,886
PHARMACEUTICALS—0.8%
Intarcia Therapeutics, Inc.*,@	7,214	317,416
Tolero Pharmaceuticals, Inc.*,@,(a)	356,682	1,075,789
		1,393,205
TOTAL PREFERRED STOCKS
(Cost $2,602,121)		2,706,035
REAL ESTATE INVESTMENT TRUST—2.0%	SHARES	VALUE
HEALTH CARE—0.4%
Omega Healthcare Investors, Inc.	17,000	689,690
OFFICE—0.3%
Alexandria Real Estate Equities, Inc.	5,500	539,220
SPECIALIZED—1.3%
Crown Castle International Corp.	18,700	1,543,498
Extra Space Storage, Inc.	7,500	506,775
		2,050,273
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $3,322,206)		3,279,183
Total Investments
(Cost $132,523,910)(b)	95.1%	154,751,426
Other Assets in Excess of Liabilities	4.9%	7,896,430
NET ASSETS	100.0%	$162,647,856

(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
*	Non-income producing security.
#	American Depositary Receipts.
(b)	At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $133,322,301, amounted to $21,429,125 which consisted of aggregate gross unrealized appreciation of $25,828,335 and aggregate gross unrealized depreciation of $4,399,210.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$2,277	$4,869	0.00%
Choicestream, Inc., Cl. A	12/17/2013	54,154	41,986	0.02%
Choicestream, Inc., Cl. B	7/10/2014	88,920	91,884	0.06%
Intarcia Therapeutics, Inc.	3/27/2014	233,661	317,416	0.20%
Palantir Technologies, Inc., Cl. A	10/07/2014	81,806	89,387	0.06%
Palantir Technologies, Inc., Cl. B	10/07/2014	338,598	364,572	0.22%
Palantir Technologies, Inc., Cl. D	10/14/2014	44,113	47,502	0.03%
Prosetta Biosciences, Inc.	2/06/2015	766,886	766,886	0.47%
Tolero Pharmaceuticals, Inc.	8/01/2014	710,780	710,780	0.44%
Tolero Pharmaceuticals, Inc.	10/31/2014	365,009	365,009	0.22%

THE ALGER PORTFOLIOS ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

Total	$2,800,291	1.72%
See Notes to Financial Statements

THE ALGER PORTFOLIOS ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2015

COMMON STOCKS—94.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.0%
Hexcel Corp.	8,335	$428,586
AIRLINES—0.8%
Spirit Airlines, Inc.*	4,465	345,412
ALTERNATIVE CARRIERS—0.5%
Zayo Group Holdings, Inc.*	7,930	221,723
APPAREL ACCESSORIES & LUXURY GOODS—1.6%
Carter's, Inc.	2,415	223,315
Hanesbrands, Inc.	13,440	450,374
		673,689
APPLICATION SOFTWARE—3.0%
Mobileye NV*	3,145	132,184
Palantir Technologies, Inc., Cl. A*,@	3,818	27,146
PTC, Inc.*	7,610	275,254
Splunk, Inc.*	2,915	172,568
Synchronoss Technologies, Inc.*	8,180	388,223
Tyler Technologies, Inc.*	2,555	307,954
		1,303,329
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
WisdomTree Investments, Inc.	18,485	396,688
AUTO PARTS & EQUIPMENT—2.5%
American Axle & Manufacturing Holdings, Inc.*	11,500	297,045
Lear Corp.	2,775	307,526
WABCO Holdings, Inc.*	3,680	452,198
		1,056,769
AUTOMOTIVE RETAIL—0.7%
Penske Automotive Group, Inc.	6,035	310,742
BIOTECHNOLOGY—8.1%
Alkermes PLC.*	3,130	190,836
Amicus Therapeutics, Inc.*	8,805	95,798
Bluebird Bio, Inc.*	1,590	192,024
Celldex Therapeutics, Inc.*	7,250	202,058
Cepheid, Inc.*	5,435	309,252
Clovis Oncology, Inc.*	2,670	198,194
Incyte Corp.*	3,770	345,558
Intercept Pharmaceuticals, Inc.*	680	191,774
Ironwood Pharmaceuticals, Inc.*	20,215	323,440
Isis Pharmaceuticals, Inc.*	2,015	128,295
Medivation, Inc.*	2,490	321,384
Neurocrine Biosciences, Inc.*	5,860	232,701
Portola Pharmaceuticals, Inc.*	5,372	203,921
Receptos, Inc.*	1,430	235,793
United Therapeutics Corp.*	1,925	331,937
		3,502,965
BREWERS—0.5%
The Boston Beer Co., Inc., Cl. A*	720	192,528
BUILDING PRODUCTS—4.7%
Allegion PLC.	7,345	449,294
AO Smith Corp.	6,650	436,639

THE ALGER PORTFOLIOS ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
BUILDING PRODUCTS—(CONT.)
Fortune Brands Home & Security, Inc.	6,475	$307,433
Lennox International, Inc.	4,075	455,137
Masonite International Corp.*	1,335	89,792
NCI Building Systems, Inc.*	16,155	279,158
		2,017,453
CABLE & SATELLITE—0.8%
AMC Networks, Inc.*	4,370	334,917
COMMODITY CHEMICALS—0.9%
Calgon Carbon Corp.	18,480	389,374
COMMUNICATIONS EQUIPMENT—1.7%
Arista Networks, Inc.*	3,015	212,648
ARRIS Group, Inc.*	10,415	300,941
CalAmp Corp.*	13,735	222,370
		735,959
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Wabtec Corp.	4,455	423,270
CONSTRUCTION MATERIALS—1.6%
Eagle Materials, Inc.	3,390	283,268
Vulcan Materials Co.	4,905	413,492
		696,760
CONSUMER ELECTRONICS—0.4%
Harman International Industries, Inc.	1,310	175,055
CONSUMER FINANCE—0.5%
PRA Group, Inc.*	3,820	207,502
DATA PROCESSING & OUTSOURCED SERVICES—4.7%
Broadridge Financial Solutions	6,595	362,791
Euronet Worldwide, Inc.*	4,875	286,406
MAXIMUS, Inc.	4,995	333,466
Total System Services, Inc.	7,770	296,426
Vantiv, Inc., CL. A*	11,160	420,732
WEX, Inc.*	3,140	337,110
		2,036,931
DISTRIBUTORS—0.5%
LKQ Corp.*	9,035	230,935
DRUG RETAIL—1.4%
Diplomat Pharmacy, Inc.*	6,530	225,807
Rite Aid Corp.*	42,645	370,585
		596,392
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	8,100	350,730
ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Acuity Brands, Inc.	2,805	471,689
Hubbell, Inc., Cl. B	1,975	216,499
		688,188
ELECTRONIC COMPONENTS—1.1%
Belden, Inc.	5,255	491,658

THE ALGER PORTFOLIOS	ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC EQUIPMENT MANUFACTURERS—0.7%
FEI Co.	4,145	$316,429
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Waste Connections, Inc.	7,797	375,348
FOOD DISTRIBUTORS—0.9%
United Natural Foods, Inc.*	5,130	395,215
HEALTH CARE EQUIPMENT—1.3%
DexCom, Inc.*	4,440	276,789
IDEXX Laboratories, Inc.*	1,720	265,706
		542,495
HEALTH CARE FACILITIES—2.0%
Acadia Healthcare Co., Inc.*	4,550	325,780
Healthsouth Corp.	7,130	316,287
Tenet Healthcare Corporation*	4,630	229,231
		871,298
HEALTH CARE SERVICES—0.7%
Team Health Holdings, Inc.*	4,835	282,896
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	3,010	161,893
The Cooper Cos., Inc.	1,190	223,030
		384,923
HOME FURNISHING RETAIL—0.7%
Williams-Sonoma, Inc.	3,640	290,144
HOUSEWARES & SPECIALTIES—1.0%
Jarden Corp.*	8,237	435,737
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Robert Half International, Inc.	5,475	331,347
INDUSTRIAL MACHINERY—1.7%
Graco, Inc.	4,885	352,502
Nordson Corp.	4,794	375,562
		728,064
INTERNET SOFTWARE & SERVICES—3.4%
Criteo SA#*	7,080	279,660
DealerTrack Holdings, Inc.*	6,825	262,899
Demandware, Inc.*	4,765	290,189
GrubHub, Inc.*	6,835	310,241
Shutterstock, Inc.*	4,720	324,122
		1,467,111
INVESTMENT BANKING & BROKERAGE—0.4%
LPL Financial Holdings, Inc.	3,710	162,721
IT CONSULTING & OTHER SERVICES—0.5%
Unisys Corp.*	9,440	219,102
LEISURE PRODUCTS—0.8%
Brunswick Corp.	6,315	324,907
LIFE & HEALTH INSURANCE—0.6%
Symetra Financial Corp.	11,705	274,599
LIFE SCIENCES TOOLS & SERVICES—0.3%
Mettler-Toledo International, Inc.*	405	133,103

THE ALGER PORTFOLIOS ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
MANAGED HEALTH CARE—1.3%
Centene Corp.*	4,985		$352,390
WellCare Health Plans, Inc.*	2,460		224,991
			577,381
MARINE—0.3%
Kirby Corp.*	1,735		130,212
MOVIES & ENTERTAINMENT—0.6%
Rentrak Corp.*	4,235		235,297
OIL & GAS EQUIPMENT & SERVICES—0.7%
US Silica Holdings, Inc.	4,280		152,411
Weatherford International PLC.*	13,290		163,467
			315,878
OIL & GAS EXPLORATION & PRODUCTION—1.4%
Diamondback Energy, Inc.*	3,080		236,667
Range Resources Corp.	3,310		172,252
Whiting Petroleum Corp.*	5,535		171,032
			579,951
OIL & GAS REFINING & MARKETING—0.5%
HollyFrontier Corp.	5,600		225,512
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP Holdings LLC	12,855		308,134
PACKAGED FOODS & MEATS—0.8%
Hain Celestial Group, Inc.*	5,470		350,353
PAPER PACKAGING—2.2%
Graphic Packaging Holding Co.	31,280		454,811
Packaging Corp., of America	6,135		479,696
			934,507
PHARMACEUTICALS—3.6%
Aerie Pharmaceuticals, Inc.*	5,960		186,786
Jazz Pharmaceuticals PLC.*	1,850		319,662
Lannett Co., Inc.*	3,445		233,261
Mallinckrodt PLC.*	3,145		398,314
Pacira Pharmaceuticals, Inc.*	2,245		199,468
Tetraphase Pharmaceuticals, Inc.*	5,390		197,490
			1,534,981
RAILROADS—1.0%
Genesee & Wyoming, Inc., Cl. A*	4,255		410,352
REAL ESTATE SERVICES—0.5%
Jones Lang LaSalle, Inc.	1,335		227,484
REGIONAL BANKS—2.1%
Investors Bancorp, Inc.	41,075		481,399
Signature Bank*	3,365		436,037
			917,436
RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	1,570		310,593
RESTAURANTS—3.6%
Bloomin' Brands, Inc.	17,345		422,004
Diamond Resorts International, Inc.*	8,843		295,622
Jack in the Box, Inc.	2,510		240,759

THE ALGER PORTFOLIOS ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—(CONT.)
Papa John's International, Inc.	5,720	$353,553
Restaurant Brands International, Inc.	6,080	233,533
		1,545,471
SEMICONDUCTOR EQUIPMENT—1.4%
Lam Research Corp.	3,607	253,338
SunEdison, Inc.*	15,075	361,800
		615,138
SEMICONDUCTORS—3.2%
Cavium Networks, Inc.*	3,235	229,103
Microsemi Corp.*	12,595	445,863
Qorvo, Inc.*	5,847	466,006
Skyworks Solutions, Inc.	2,205	216,729
		1,357,701
SPECIALIZED CONSUMER SERVICES—0.8%
Service Corp. International	13,825	360,141
SPECIALTY CHEMICALS—1.8%
Cytec Industries, Inc.	3,300	178,332
PolyOne Corp.	9,721	363,080
The Valspar Corp.	2,910	244,527
		785,939
SPECIALTY STORES—3.2%
Cabela's, Inc.*	5,310	297,254
Signet Jewelers Ltd.	2,715	376,815
The Michaels Cos, Inc.*	12,435	336,491
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,450	369,582
		1,380,142
SYSTEMS SOFTWARE—2.2%
Proofpoint, Inc.*	5,490	325,118
ServiceNow, Inc.*	4,345	342,299
Tableau Software, Inc., Cl. A*	2,065	191,054
TubeMogul, Inc.*	6,530	90,244
		948,715
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Electronics For Imaging, Inc.*	7,805	325,859
Super Micro Computer, Inc.*	8,680	288,263
		614,122
TRADING COMPANIES & DISTRIBUTORS—1.1%
HD Supply Holdings, Inc.*	14,425	449,411
TRUCKING—0.8%
Saia, Inc.*	8,100	358,830
TOTAL COMMON STOCKS
(Cost $33,220,215)		40,816,675
PREFERRED STOCKS—0.8%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@	15,569	110,695
Palantir Technologies, Inc., Cl. D*,@	2,028	14,419
		125,114

THE ALGER PORTFOLIOS ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@	10,615	$47,768
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc.*,@	3,330	146,520
TOTAL PREFERRED STOCKS
(Cost $271,826)		319,402
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
INVESTMENT BANKING & BROKERAGE—0.5%
Lazard Ltd., Cl. A	4,280	225,085
(Cost $216,280)		225,085
REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
HOTELS & RESORTS—0.7%
Pebblebrook Hotel Trust	6,685	311,320
OFFICE—0.8%
Alexandria Real Estate Equities, Inc.	3,415	334,807
SPECIALIZED—1.7%
Lamar Advertising Co.	6,284	372,453
Sovran Self Storage, Inc.	3,790	356,032
		728,485
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,116,547)		1,374,612
Total Investments
(Cost $34,824,868)(a)	99.3%	42,735,774
Other Assets in Excess of Liabilities	0.7%	301,348
NET ASSETS	100.0%	$43,037,122

*	Non-income producing security.
#	American Depositary Receipts.
(a)	At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $35,077,686, amounted to $7,658,088 which consisted of aggregate gross unrealized appreciation of $8,267,533 and aggregate gross unrealized depreciation of $609,445.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Intarcia Therapeutics, Inc.	3/27/2014	$107,859	$146,520	0.34%
Palantir Technologies, Inc., Cl. A	10/07/2014	24,844	27,146	0.06%
Palantir Technologies, Inc., Cl. B	10/07/2014	102,809	110,695	0.26%
Palantir Technologies, Inc., Cl. D	10/14/2014	13,390	14,419	0.03%
Prosetta Biosciences, Inc.	2/06/2015	47,768	47,768	0.11%
Total			$346,548	0.80%
See Notes to Financial Statements

THE ALGER PORTFOLIOS ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2015

COMMON STOCKS—96.7%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
Esterline Technologies Corp.*	18,050	$2,065,281
Hexcel Corp.	51,700	2,658,414
		4,723,695
AIRLINES—0.7%
Spirit Airlines, Inc.*	27,100	2,096,456
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
G-III Apparel Group Ltd.*	26,000	2,928,900
Oxford Industries, Inc.	13,300	1,003,485
		3,932,385
APPLICATION SOFTWARE—12.6%
ACI Worldwide, Inc.*	187,800	4,067,748
American Software, Inc., Cl. A	364,900	3,729,278
ANSYS, Inc.*	26,500	2,337,035
Blackbaud, Inc.	56,500	2,676,970
Guidewire Software, Inc.*	56,000	2,946,160
Manhattan Associates, Inc.*	70,900	3,588,249
NetScout Systems, Inc.*	27,500	1,205,875
PROS Holdings, Inc.*	132,500	3,274,075
SolarWinds, Inc.*	69,200	3,545,808
Synchronoss Technologies, Inc.*	64,630	3,067,340
Tyler Technologies, Inc.*	55,600	6,701,468
		37,140,006
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	135,100	2,899,246
AUTO PARTS & EQUIPMENT—1.5%
American Axle & Manufacturing Holdings, Inc.*	93,600	2,417,688
Tenneco, Inc.*	36,800	2,113,056
		4,530,744
AUTOMOTIVE RETAIL—0.8%
Lithia Motors, Inc., Cl. A	23,100	2,296,371
BIOTECHNOLOGY—8.2%
Bluebird Bio, Inc.*	16,000	1,932,320
Celldex Therapeutics, Inc.*	56,200	1,566,294
Cepheid, Inc.*	48,700	2,771,030
Clovis Oncology, Inc.*	14,200	1,054,066
Incyte Corp.*	22,400	2,053,184
Intercept Pharmaceuticals, Inc.*	5,400	1,522,908
Ironwood Pharmaceuticals, Inc.*	146,400	2,342,400
Isis Pharmaceuticals, Inc.*	27,100	1,725,457
Juno Therapeutics, Inc.*	15,800	958,428
Neurocrine Biosciences, Inc.*	45,700	1,814,747
Portola Pharmaceuticals, Inc.*	48,600	1,844,856
Receptos, Inc.*	9,600	1,582,944
TESARO, Inc.*	28,300	1,624,420
Ultragenyx Pharmaceutical, Inc.*	20,000	1,241,800
		24,034,854
BREWERS—0.5%
The Boston Beer Co., Inc., Cl. A*	5,300	1,417,220

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
BUILDING PRODUCTS—1.7%
AO Smith Corp.	43,400		$2,849,644
NCI Building Systems, Inc.*	120,800		2,087,424
			4,937,068
COMMODITY CHEMICALS—0.9%
Calgon Carbon Corp.	118,900		2,505,223
COMMUNICATIONS EQUIPMENT—0.5%
ARRIS Group, Inc.*	55,000		1,589,225
CONSUMER FINANCE—0.5%
PRA Group, Inc.*	26,500		1,439,480
DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Euronet Worldwide, Inc.*	25,700		1,509,875
MAXIMUS, Inc.	35,100		2,343,276
WEX, Inc.*	20,200		2,168,672
			6,021,823
DISTRIBUTORS—0.4%
Pool Corp.	18,200		1,269,632
EDUCATION SERVICES—0.8%
Grand Canyon Education, Inc.*	52,100		2,255,930
ELECTRONIC COMPONENTS—2.3%
Belden, Inc.	21,600		2,020,896
Dolby Laboratories Inc., Cl. A	34,200		1,305,072
DTS, Inc.*	102,400		3,488,768
			6,814,736
ELECTRONIC EQUIPMENT MANUFACTURERS—6.0%
Cognex Corp.*	107,500		5,330,925
FEI Co.	117,200		8,947,048
FLIR Systems, Inc.	112,400		3,515,872
		17,793,845
FOOD DISTRIBUTORS—0.7%
United Natural Foods, Inc.*	27,600		2,126,304
FOOD RETAIL—0.8%
Smart & Final Stores, Inc.*	134,500		2,367,200
FOOTWEAR—0.6%
Skechers U.S.A. Inc., Cl. A*	25,900		1,862,469
GENERAL MERCHANDISE STORES—1.3%
Burlington Stores, Inc.*	42,100		2,501,582
Tuesday Morning Corp.*	78,500		1,263,850
			3,765,432
HEALTH CARE EQUIPMENT—5.4%
Abaxis, Inc.	63,000		4,038,930
Cantel Medical Corp.	90,500		4,298,750
Cyberonics Inc.*	32,800		2,129,376
DexCom, Inc.*	19,800		1,234,332
GenMark Diagnostics, Inc.*	221,715		2,877,861
Nevro Corp.*	27,788		1,331,879
			15,911,128
HEALTH CARE FACILITIES—1.0%
Acadia Healthcare Co., Inc.*	22,400		1,603,840

THE ALGER PORTFOLIOS ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE FACILITIES—(CONT.)
Healthsouth Corp.	31,500	$1,397,340
		3,001,180
HEALTH CARE SERVICES—0.8%
Team Health Holdings, Inc.*	39,000	2,281,890
HEALTH CARE SUPPLIES—2.4%
Meridian Bioscience Inc.	33,000	629,640
Neogen Corp.*	73,700	3,444,001
Quidel Corp*	114,300	3,083,814
		7,157,455
HEALTH CARE TECHNOLOGY—3.3%
MedAssets, Inc.*	90,800	1,708,856
Medidata Solutions, Inc.*	164,800	8,081,792
		9,790,648
HOMEFURNISHING RETAIL—0.5%
Restoration Hardware Holdings, Inc.*	15,900	1,577,121
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
On Assignment, Inc.*	36,600	1,404,342
INDUSTRIAL MACHINERY—2.9%
Dynamic Materials Corp.	118,800	1,517,076
Proto Labs, Inc.*	52,000	3,640,000
Sun Hydraulics Corp.	82,700	3,420,472
		8,577,548
INTERNET SOFTWARE & SERVICES—6.2%
Criteo SA#*	18,900	746,550
Demandware, Inc.*	68,900	4,196,010
GrubHub, Inc.*	46,500	2,110,635
NIC, Inc.	119,200	2,106,264
Shutterstock, Inc.*	49,600	3,406,032
SPS Commerce, Inc.*	84,000	5,636,400
		18,201,891
INVESTMENT BANKING & BROKERAGE—0.5%
Evercore Partners, Inc., Cl. A	29,800	1,539,468
LEISURE PRODUCTS—0.8%
Brunswick Corp.	43,600	2,243,220
LIFE & HEALTH INSURANCE—0.4%
American Equity Investment Life Holding Co.	35,300	1,028,289
LIFE SCIENCES TOOLS & SERVICES—2.9%
Bio-Techne Corp.	46,800	4,693,572
ICON PLC.#*	31,600	2,228,748
PRA Health Sciences, Inc.*	59,710	1,722,036
		8,644,356
MANAGED HEALTH CARE—1.3%
Molina Healthcare, Inc.*	34,900	2,348,421
WellCare Health Plans, Inc.*	15,100	1,381,046
		3,729,467
MOVIES & ENTERTAINMENT—1.1%
Rentrak Corp.*	60,300	3,350,268

THE ALGER PORTFOLIOS ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
OIL & GAS EQUIPMENT & SERVICES—0.3%
US Silica Holdings, Inc.	23,100		$822,591
OIL & GAS EXPLORATION & PRODUCTION—1.8%
Diamondback Energy, Inc.*	28,500		2,189,940
Oasis Petroleum, Inc.*	93,700		1,332,414
QEP Resources, Inc.	90,900		1,895,265
			5,417,619
OIL & GAS REFINING & MARKETING—0.4%
Delek US Holdings, Inc.	26,500		1,053,375
PACKAGED FOODS & MEATS—0.8%
Hain Celestial Group, Inc.*	35,100		2,248,155
PAPER PACKAGING—0.8%
Graphic Packaging Holding Co.	168,300		2,447,082
PHARMACEUTICALS—1.2%
Aerie Pharmaceuticals, Inc.*	47,300		1,482,382
Intra-Cellular Therapies, Inc.*	34,200		816,696
Pacira Pharmaceuticals, Inc.*	14,599		1,297,121
			3,596,199
REGIONAL BANKS—1.5%
Bank of the Ozarks, Inc.	48,621		1,795,573
Investors Bancorp, Inc.	216,100		2,532,692
			4,328,265
RENEWABLE ELECTRICITY—0.6%
TerraForm Power, Inc., Cl. A	47,400		1,730,574
RESTAURANTS—4.1%
Bloomin' Brands, Inc.	101,100		2,459,763
Diamond Resorts International, Inc.*	42,300		1,414,089
Fiesta Restaurant Group, Inc.*	56,700		3,458,700
Jack in the Box, Inc.	22,300		2,139,016
Papa John's International, Inc.	40,800		2,521,848
			11,993,416
SEMICONDUCTORS—2.8%
Cavium Networks, Inc.*	21,200		1,501,384
Diodes, Inc.*	37,900		1,082,424
Microsemi Corp.*	65,000		2,301,000
Monolithic Power Systems, Inc.	24,200		1,274,130
Qorvo, Inc.*	24,875		1,982,537
			8,141,475
SPECIALTY CHEMICALS—1.9%
Balchem Corp.	61,400		3,400,332
PolyOne Corp.	57,200		2,136,420
			5,536,752
SPECIALTY STORES—0.7%
Five Below, Inc.*	61,640		2,192,535
SYSTEMS SOFTWARE—1.0%
Proofpoint, Inc.*	38,500		2,279,970
Rovi Corp.*	22,500		409,725
TubeMogul, Inc.*	8,600		118,852
			2,808,547

THE ALGER PORTFOLIOS ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
TRADING COMPANIES & DISTRIBUTORS—0.8%
Watsco, Inc.	18,400	$2,312,880
TRUCKING—1.3%
Saia, Inc.*	51,000	2,259,300
Swift Transportation Co.*	62,900	1,636,658
		3,895,958
TOTAL COMMON STOCKS
(Cost $237,439,368)		284,783,038
PREFERRED STOCKS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc.*,@	75,383	339,224
PHARMACEUTICALS—0.6%
Intarcia Therapeutics, Inc.*,@	22,595	994,180
Tolero Pharmaceuticals, Inc.*,@,(a)	244,116	736,278
		1,730,458
TOTAL PREFERRED STOCKS
(Cost $1,807,354)		2,069,682
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Neuralstem, Inc., 1/8/2019*	133,150	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
HOTELS & RESORTS—0.7%
Pebblebrook Hotel Trust	43,400	2,021,138
OFFICE—0.6%
Dupont Fabros Technology, Inc.	56,900	1,859,492
SPECIALIZED—0.8%
Sovran Self Storage, Inc.	24,800	2,329,712
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,941,405)		6,210,342
Total Investments
(Cost $244,188,127)(b)	99.5%	293,063,062
Other Assets in Excess of Liabilities	0.5%	1,500,389
NET ASSETS	100.0%	$294,563,451

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b)	At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $246,458,090, amounted to $46,604,972 which consisted of aggregate gross unrealized appreciation of $51,546,076 and aggregate gross unrealized depreciation of $4,941,104.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

	Security	Acquisition Date(s)	Cost	Market Value	% of net assets
	Intarcia Therapeutics, Inc.	3/27/2014	$731,852	$994,180	0.33%

THE ALGER PORTFOLIOS	ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

Prosetta Biosciences, Inc.	2/6/2015	$339,224	$339,224	0.12%
Tolero Pharmaceuticals, Inc.	10/31/2014	736,278	736,278	0.25%
Total			$2,069,682	0.70%
See Notes to Financial Statements

THE ALGER PORTFOLIOS ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2015

COMMON STOCKS—91.7%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc.*,@,(a)	1,723	$1,068
AEROSPACE & DEFENSE—4.7%
General Dynamics Corp.	2,550	346,111
Honeywell International, Inc.	6,550	683,231
The Boeing Co.	4,200	630,336
		1,659,678
AIR FREIGHT & LOGISTICS—0.7%
United Parcel Service, Inc., Cl. B	2,600	252,044
AIRPORT SERVICES—0.8%
Macquarie Infrastructure Co., LLC	3,500	288,015
APPAREL RETAIL—1.0%
L Brands, Inc.	3,900	367,731
ASSET MANAGEMENT & CUSTODY BANKS—2.6%
Ameriprise Financial, Inc.	2,700	353,268
BlackRock, Inc.	1,500	548,760
		902,028
AUTO PARTS & EQUIPMENT—1.8%
Delphi Automotive PLC.	5,900	470,466
Johnson Controls, Inc.	3,450	174,018
		644,484
AUTOMOBILE MANUFACTURERS—0.6%
General Motors Co.	5,450	204,375
BIOTECHNOLOGY—1.8%
Amgen, Inc.	2,500	399,625
Gilead Sciences, Inc.*	2,350	230,605
		630,230
BREWERS—0.5%
Molson Coors Brewing Co., Cl. B	2,300	171,235
CABLE & SATELLITE—1.5%
Comcast Corporation, Cl. A	9,150	516,701
CASINOS & GAMING—0.5%
Las Vegas Sands Corp.	3,400	187,136
COMMUNICATIONS EQUIPMENT—2.0%
Cisco Systems, Inc.	14,250	392,231
QUALCOMM, Inc.	4,300	298,162
		690,393
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	3,850	182,952
CONSUMER FINANCE—0.7%
Discover Financial Services	4,300	242,305
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Xerox Corp.	21,150	271,778
DIVERSIFIED BANKS—4.5%
JPMorgan Chase & Co.	13,750	832,975
Wells Fargo & Co.	13,900	756,160
		1,589,135
DIVERSIFIED CHEMICALS—0.8%
The Dow Chemical Co.	5,700	273,486

THE ALGER PORTFOLIOS ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES		VALUE
DRUG RETAIL—2.1%
CVS Caremark Corp.	5,250		$541,852
Walgreens Boots Alliance, Inc.	2,150		182,062
			723,914
FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
Potash Corporation of Saskatchewan, Inc.	4,900		158,025
GENERAL MERCHANDISE STORES—1.3%
Target Corp.	5,650		463,696
HEALTH CARE EQUIPMENT—1.2%
Becton Dickinson and Co.	1,800		258,462
St. Jude Medical, Inc.	2,700		176,580
			435,042
HOME IMPROVEMENT RETAIL—2.4%
The Home Depot, Inc.	7,550		857,756
HOTELS RESORTS & CRUISE LINES—1.1%
Royal Caribbean Cruises Ltd.	4,600		376,510
HOUSEHOLD PRODUCTS—1.5%
The Procter & Gamble Co.	6,416		525,727
HYPERMARKETS & SUPER CENTERS—1.2%
Wal-Mart Stores, Inc.	5,250		431,813
INDUSTRIAL CONGLOMERATES—2.0%
General Electric Co.	28,400		704,604
INTEGRATED OIL & GAS—3.9%
Exxon Mobil Corp.	11,200		952,000
Royal Dutch Shell PLC.#	7,200		429,480
			1,381,480
INTEGRATED TELECOMMUNICATION SERVICES—3.1%
AT&T, Inc.	10,800		352,620
Verizon Communications, Inc.	15,359		746,908
			1,099,528
INTERNET SOFTWARE & SERVICES—3.0%
Facebook, Inc., Cl. A*	3,400		279,531
Google, Inc., Cl. A*	700		388,290
Google, Inc., Cl. C*	700		383,600
			1,051,421
INVESTMENT BANKING & BROKERAGE—1.8%
Morgan Stanley	18,050		644,205
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	4,600		222,686
MANAGED HEALTH CARE—2.0%
Aetna, Inc.	3,300		351,549
UnitedHealth Group, Inc.	2,850		337,126
			688,675
MOVIES & ENTERTAINMENT—0.9%
The Walt Disney Co.	3,000		314,670
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	5,700		238,374
MULTI-UTILITIES—0.7%
Sempra Energy	2,250		245,295

THE ALGER PORTFOLIOS	ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.8%
Halliburton Company	6,550	$287,414
OIL & GAS EXPLORATION & PRODUCTION—1.3%
ConocoPhillips	7,150	445,159
OIL, GAS & CONSUMABLE FUELS—0.7%
The Williams Cos., Inc.	5,050	255,480
OTHER DIVERSIFIED FINANCIAL SERVICES—1.0%
Bank of America Corp.	22,250	342,427
PACKAGED FOODS & MEATS—0.8%
Kraft Foods Group, Inc.	3,072	267,617
PHARMACEUTICALS—8.3%
Bristol-Myers Squibb Co.	7,800	503,100
Eli Lilly & Co.	7,300	530,345
GlaxoSmithKline PLC#	3,850	177,678
Johnson & Johnson	7,100	714,260
Pfizer,Inc.	20,036	697,052
Roche Holding AG#	8,600	295,668
		2,918,103
RAILROADS—1.5%
CSX Corp.	16,250	538,200
RESTAURANTS—2.1%
Darden Restaurants, Inc.	3,650	253,091
McDonald's Corp.	4,850	472,584
		725,675
SECURITY & ALARM SERVICES—1.2%
Tyco International PLC.	9,400	404,764
SEMICONDUCTOR EQUIPMENT—0.6%
Kla-Tencor Corp.	3,450	201,101
SEMICONDUCTORS—2.8%
Avago Technologies Ltd.	3,550	450,779
Intel Corp.	17,000	531,590
		982,369
SOFT DRINKS—3.0%
PepsiCo, Inc.	6,650	635,873
The Coca-Cola Co.	10,300	417,665
		1,053,538
SPECIALIZED FINANCE—1.3%
CME Group, Inc.	4,730	447,978
SYSTEMS SOFTWARE—2.4%
Microsoft Corp.	20,550	835,460
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.3%
Apple, Inc.	15,100	1,878,893
Seagate Technology PLC.	6,650	345,999
		2,224,892
TOBACCO—1.9%
Altria Group, Inc.	13,100	655,262
TOTAL COMMON STOCKS
(Cost $22,659,455)		32,223,634

THE ALGER PORTFOLIOS ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	14,862	$9,215
Choicestream, Inc., Cl. B*,@,(a)	31,697	19,652
		28,867
TOTAL PREFERRED STOCKS
(Cost $30,903)		28,867
MASTER LIMITED PARTNERSHIP—2.6%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
The Blackstone Group LP.	16,850	655,296
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP.	8,150	244,174
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $654,356)		899,470
REAL ESTATE INVESTMENT TRUST—3.4%	SHARES	VALUE
HEALTH CARE—1.1%
Health Care REIT, Inc.	4,750	367,460
OFFICE—0.6%
Digital Realty Trust, Inc.	3,000	197,880
RETAIL—1.0%
Simon Property Group, Inc.	1,850	361,934
SPECIALIZED—0.7%
Lamar Advertising Co.	4,350	257,825
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $927,371)		1,185,099
CONVERTIBLE CORPORATE BONDS—0.7%	SHARES	VALUE
PHARMACEUTICALS—0.7%
Actavis PLC., 5.50%, 3/1/2018*	260	263,120
(Cost $260,000)		263,120
Total Investments
(Cost $24,532,085)(b)	98.5%	34,600,190
Other Assets in Excess of Liabilities	1.5%	544,570
NET ASSETS	100.0%	$35,144,760

THE ALGER PORTFOLIOS ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

(a)	Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
*	Non-income producing security.
#	American Depositary Receipts.
(b)	At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,489,380, amounted to $10,110,810 which consisted of aggregate gross unrealized appreciation of $10,419,928 and aggregate gross unrealized depreciation of $309,118.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	Acquisition Date(s)	Cost	Market Value	% of net assets
Choicestream, Inc.	3/14/2014	$500	$1,068	0.00%
Choicestream, Inc., Cl. A	12/17/2013	11,885	9,215	0.03%
Choicestream, Inc., Cl. B	7/10/2014	19,018	19,652	0.05%
Total			$29,935	0.08%
See Notes to Financial Statements

THE ALGER PORTFOLIOS ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2015

COMMON STOCKS—60.7%	SHARES		VALUE
AEROSPACE & DEFENSE—3.1%
General Dynamics Corp.	4,500		$610,785
Honeywell International, Inc.	12,100		1,262,151
The Boeing Co.	7,500		1,125,600
			2,998,536
AIR FREIGHT & LOGISTICS—0.5%
United Parcel Service, Inc., Cl. B	4,800		465,312
AIRPORT SERVICES—0.5%
Macquarie Infrastructure Co., LLC	6,200		510,198
APPAREL RETAIL—0.7%
L Brands, Inc.	7,100		669,459
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Ameriprise Financial, Inc.	5,100		667,284
BlackRock, Inc.	2,400		878,016
			1,545,300
AUTO PARTS & EQUIPMENT—1.2%
Delphi Automotive PLC.	10,400		829,296
Johnson Controls, Inc.	6,000		302,640
			1,131,936
AUTOMOBILE MANUFACTURERS—0.4%
General Motors Co.	9,400		352,500
BIOTECHNOLOGY—1.2%
Amgen, Inc.	4,400		703,340
Gilead Sciences, Inc.*	4,200		412,146
			1,115,486
BREWERS—0.3%
Molson Coors Brewing Co., Cl. B	4,200		312,690
CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	16,803		948,865
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	6,100		335,744
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	25,700		707,393
QUALCOMM, Inc.	7,700		533,918
			1,241,311
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	6,900		327,888
CONSUMER FINANCE—0.4%
Discover Financial Services	7,500		422,625
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Xerox Corp.	37,000		475,450
DIVERSIFIED BANKS—3.0%
JPMorgan Chase & Co.	24,700		1,496,326
Wells Fargo & Co.	25,500		1,387,200
			2,883,526
DIVERSIFIED CHEMICALS—0.5%
The Dow Chemical Co.	10,100		484,598
DRUG RETAIL—1.4%
CVS Caremark Corp.	9,600		990,816

THE ALGER PORTFOLIOS ALGER BALANCED PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)	SHARES	VALUE
DRUG RETAIL—(CONT.)
Walgreens Boots Alliance, Inc.	3,900	$330,252
		1,321,068
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Potash Corporation of Saskatchewan, Inc.	8,600	277,350
GENERAL MERCHANDISE STORES—0.9%
Target Corp.	10,300	845,321
HEALTH CARE EQUIPMENT—0.8%
Becton Dickinson and Co.	3,300	473,847
St. Jude Medical, Inc.	5,000	327,000
		800,847
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	12,700	1,442,847
HOTELS RESORTS & CRUISE LINES—0.7%
Royal Caribbean Cruises Ltd.	8,700	712,095
HOUSEHOLD PRODUCTS—1.0%
The Procter & Gamble Co.	11,600	950,504
HYPERMARKETS & SUPER CENTERS—0.8%
Wal-Mart Stores, Inc.	9,200	756,700
INDUSTRIAL CONGLOMERATES—1.4%
General Electric Co.	52,500	1,302,525
INTEGRATED OIL & GAS—2.6%
Exxon Mobil Corp.	20,500	1,742,500
Royal Dutch Shell PLC.#	13,200	787,380
		2,529,880
INTEGRATED TELECOMMUNICATION SERVICES—2.1%
AT&T, Inc.	19,900	649,735
Verizon Communications, Inc.	28,708	1,396,070
		2,045,805
INTERNET SOFTWARE & SERVICES—2.0%
Facebook, Inc., Cl. A*	6,200	509,733
Google, Inc., Cl. A*	1,300	721,110
Google, Inc., Cl. C*	1,300	712,400
		1,943,243
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	30,900	1,102,821
LEISURE FACILITIES—0.4%
Six Flags Entertainment Corp.	8,300	401,803
MANAGED HEALTH CARE—1.3%
Aetna, Inc.	6,000	639,180
UnitedHealth Group, Inc.	5,100	603,279
		1,242,459
MOVIES & ENTERTAINMENT—0.6%
The Walt Disney Co.	5,500	576,895
MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group, Inc.	10,400	434,928
MULTI-UTILITIES—0.5%
Sempra Energy	4,100	446,982

THE ALGER PORTFOLIOS	ALGER BALANCED PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

COMMON STOCKS—(CONT.)		SHARES		VALUE
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Company		11,700		$513,396
OIL & GAS EXPLORATION & PRODUCTION—0.8%
ConocoPhillips		12,600		784,476
OIL, GAS & CONSUMABLE FUELS—0.5%
The Williams Cos., Inc.		9,200		465,428
OTHER DIVERSIFIED FINANCIAL SERVICES—0.7%
Bank of America Corp.		40,800		627,912
PACKAGED FOODS & MEATS—0.5%
Kraft Foods Group, Inc.		5,500		479,133
PHARMACEUTICALS—5.5%
Bristol-Myers Squibb Co.		14,300		922,350
Eli Lilly & Co.		12,700		922,655
GlaxoSmithKline PLC#		7,000		323,050
Johnson & Johnson		13,100		1,317,860
Pfizer,Inc.		35,789		1,245,099
Roche Holding AG#		14,800		508,824
				5,239,838
RAILROADS—1.0%
CSX Corp.		29,000		960,480
RESTAURANTS—1.4%
Darden Restaurants, Inc.		6,800		471,512
McDonald's Corp.		8,900		867,216
				1,338,728
SECURITY & ALARM SERVICES—0.7%
Tyco International PLC.		16,400		706,184
SEMICONDUCTOR EQUIPMENT—0.4%
Kla-Tencor Corp.		6,200		361,398
SEMICONDUCTORS—1.9%
Avago Technologies Ltd.		6,600		838,068
Intel Corp.		31,100		972,497
				1,810,565
SOFT DRINKS—2.0%
PepsiCo, Inc.		12,200		1,166,564
The Coca-Cola Co.		18,900		766,395
				1,932,959
SPECIALIZED FINANCE—0.8%
CME Group, Inc.		8,400		795,564
SYSTEMS SOFTWARE—1.6%
Microsoft Corp.		37,600		1,528,628
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.2%
Apple, Inc.		27,600		3,434,268
Seagate Technology PLC.		11,600		603,548
				4,037,816
TOBACCO—1.3%
Altria Group, Inc.		24,100		1,205,482
TOTAL COMMON STOCKS
(Cost $44,704,780)				58,143,484

THE ALGER PORTFOLIOS ALGER BALANCED PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

MASTER LIMITED PARTNERSHIP—1.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
The Blackstone Group LP.	30,000	$1,166,700
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.	14,700	440,412
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $1,174,542)		1,607,112
REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
HEALTH CARE—0.7%
Health Care REIT, Inc.	8,900	688,504
OFFICE—0.4%
Digital Realty Trust, Inc.	5,400	356,184
RETAIL—0.5%
Simon Property Group, Inc.	2,600	508,664
SPECIALIZED—0.5%
Lamar Advertising Co.	7,800	462,306
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,678,711)		2,015,658
CONVERTIBLE CORPORATE BONDS—0.5%	SHARES	VALUE
PHARMACEUTICALS—0.5%
Actavis PLC., 5.50%, 3/1/2018*	470	475,640
(Cost $470,000)		475,640
	PRINCIPAL
CORPORATE BONDS—29.3%	AMOUNT	VALUE
AGRICULTURAL PRODUCTS—1.3%
Cargill, Inc., 7.35%, 3/6/2019*(a)	1,000,000	1,200,322
COMMUNICATIONS EQUIPMENT—1.4%
Cisco Systems, Inc., 3.63%, 3/4/2024*	1,250,000	1,351,905
COMPUTER HARDWARE—4.1%
Dell, Inc., 3.10%, 4/1/2016*	1,750,000	1,769,687
Hewlett-Packard Co., 4.38%, 9/15/2021*	2,000,000	2,157,924
		3,927,611
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.9%
John Deere Capital Corp., 2.75%, 3/15/2022*	1,750,000	1,796,837
DIVERSIFIED BANKS—2.2%
Wells Fargo & Co., 3.30%, 9/9/2024*	2,000,000	2,068,168
HEALTH CARE EQUIPMENT—2.1%
Baxter International, Inc., 3.20%, 6/15/2023*	2,000,000	2,031,014
INDUSTRIAL CONGLOMERATES—2.4%
General Electric Capital Corp., 6.00%, 8/7/2019*	2,000,000	2,338,632
INTEGRATED OIL & GAS—2.3%
Total Capital SA, 4.45%, 6/24/2020*	2,000,000	2,236,868
INTEGRATED TELECOMMUNICATION SERVICES—1.6%
Verizon Communications, Inc., 5.15%, 9/15/2023*	1,300,000	1,491,467
INVESTMENT BANKING & BROKERAGE—1.8%
The Goldman Sachs Group, Inc., 5.75%, 1/24/2022*	1,500,000	1,752,543
IT CONSULTING & OTHER SERVICES—2.2%
International Business Machines Corp., 7.00%, 10/30/2025*	1,525,000	2,058,321

THE ALGER PORTFOLIOS ALGER BALANCED PORTFOLIO
Schedule of Investments (Continued) March 31, 2015

	PRINCIPAL
CORPORATE BONDS—(CONT.)	AMOUNT	VALUE
OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
JPMorgan Chase & Co., 4.35%, 8/15/2021*	2,000,000	$2,203,014
PACKAGED FOODS & MEATS—2.0%
Campbell Soup Co., 2.50%, 8/2/2022*	2,000,000	1,954,742
SEMICONDUCTORS—1.7%
Altera Corp., 4.10%, 11/15/2023*	1,500,000	1,596,861
TOTAL CORPORATE BONDS
(Cost $27,407,112)		28,008,305
	PRINCIPAL
U.S. TREASURY OBLIGATIONS—1.0%	AMOUNT	VALUE
4.50%, 2/15/16	940,000	974,736
(Cost $961,063)		974,736
Total Investments
(Cost $76,396,208)(b)	95.3%	91,224,935
Other Assets in Excess of Liabilities	4.7%	4,499,049
NET ASSETS	100.0%	$95,723,984

*	Non-income producing security.
#	American Depositary Receipts.
(a)	Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities are however deemed to be liquid and represent
1.3% of the net assets of the Portfolio.
(b)	At March 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $76,322,054, amounted to $14,902,881 which consisted of aggregate gross unrealized appreciation of $15,394,743 and aggregate gross unrealized depreciation of $491,862.

See Notes to Financial Statements

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:
The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger
Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth
Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger
Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth
Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth &
Income Portfolio’s investment objectives are capital appreciation and current income; and
it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap
Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio,
Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock
Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time)
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assump-
tions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits.
(c) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in
U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of
Operations.

(e) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets, as defined in its prospectuses. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan. There were no securities loaned as of March 31,
2015.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Portfolios are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the
Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences.
Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at fiscal year end and have no impact on the net asset value of the Portfolios and are designed to present the Portfolio’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Portfolio’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The
Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York
State and New York City jurisdictions. The statute of limitations on the Portfolios’ tax returns remains open for the tax years 2011-2014. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that
Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees and transfer agency fees.
(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.
NOTE 3 — Fair Value Measurements:
The major categories of securities and their respective fair value inputs are detailed in each
Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2015, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$97,341,887	$97,327,524	—	$14,363
Consumer Staples	37,552,395	37,552,395	—	—
Energy	21,463,610	21,463,610	—	—
Financials	28,229,239	28,229,239	—	—
Health Care	106,818,863	106,818,863	—	—
Industrials	56,025,486	56,025,486	—	—
Information Technology	171,446,627	171,153,084	—	293,543
Materials	10,201,284	10,201,284	—	—
Telecommunication Services	5,907,734	5,907,734	—	—
Utilities	4,711,170	4,711,170	—	—
TOTAL COMMON STOCKS	$539,698,295	$539,390,389	—	$307,906
MASTER LIMITED PARTNERSHIP
Financials	13,815,040	13,815,040	—	—
PREFERRED STOCKS
Consumer Discretionary	399,944	—	—	399,944
Health Care	919,116	—	—	919,116
Information Technology	1,353,097	—	—	1,353,097
TOTAL PREFERRED STOCKS	$2,672,157	—	—	$2,672,157
TOTAL INVESTMENTS IN
SECURITIES	$556,185,492	$553,205,429	—	$2,980,063

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$58,831,041	$ 58,821,437		—	$9,604
Consumer Staples	16,886,212	16,886,212		—	—
Energy	6,470,294	6,470,294		—	—
Financials	9,421,061	9,421,061		—	—
Health Care	59,570,628	59,570,628		—	—
Industrials	26,923,174	26,923,174		—	—
Information Technology	114,047,802	113,869,540		—	178,262
Materials	7,146,024	7,146,024		—	—
Telecommunication Services	4,652,800	4,652,800		—	—
Utilities	2,960,961	2,960,961		—	—
TOTAL COMMON STOCKS	$306,909,997	$306,722,131		—	$187,866
MASTER LIMITED PARTNERSHIP
Financials	9,144,011	9,144,011		—	—
PREFERRED STOCKS
Consumer Discretionary	259,432	—		—	259,432
Health Care	600,248	—		—	600,248
Information Technology	821,717	—		—	821,717
TOTAL PREFERRED STOCKS	$1,681,397	—		—	$1,681,397
TOTAL INVESTMENTS IN
SECURITIES	$317,735,405	$315,866,142		—	$1,869,263

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 37,833,990	$37,829,121		—	$4,869
Consumer Staples	6,785,864	6,785,864		—	—
Energy	4,892,226	4,892,226		—	—
Financials	10,260,201	10,260,201		—	—
Health Care	22,035,229	22,035,229		—	—
Industrials	21,930,622	21,930,622		—	—
Information Technology	34,612,159	34,522,772		—	89,387
Materials	5,518,783	5,518,783		—	—
Telecommunication Services	3,531,660	3,531,660		—	—
Utilities	1,365,474	1,365,474		—	—
TOTAL COMMON STOCKS	$148,766,208	$148,671,952		—	$94,256
PREFERRED STOCKS
Consumer Discretionary	133,870	—		—	133,870
Health Care	2,160,091	—		—	2,160,091
Information Technology	412,074	—		—	412,074
TOTAL PREFERRED STOCKS	$2,706,035	—		—	$2,706,035
REAL ESTATE INVESTMENT TRUST
Financials	3,279,183	3,279,183		—	—
TOTAL INVESTMENTS IN
SECURITIES	$154,751,426	$151,951,135		—	$2,800,291

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$7,704,676	$7,704,676		—	—
Consumer Staples	1,534,488	1,534,488		—	—
Energy	1,429,475	1,429,475		—	—
Financials	2,186,430	2,186,430		—	—
Health Care	7,830,042	7,830,042		—	—
Industrials	6,997,066	6,997,066		—	—
Information Technology	10,106,195	10,079,049		—	27,146
Materials	2,806,580	2,806,580		—	—
Telecommunication Services	221,723	221,723		—	—
TOTAL COMMON STOCKS	$40,816,675	$40,789,529		—	$27,146
MASTER LIMITED PARTNERSHIP
Financials	225,085	225,085		—	—
PREFERRED STOCKS
Health Care	194,288	—		—	194,288
Information Technology	125,114	—		—	125,114
TOTAL PREFERRED STOCKS	$319,402	—		—	$319,402
REAL ESTATE INVESTMENT TRUST
Financials	1,374,612	1,374,612		—	—
TOTAL INVESTMENTS IN
SECURITIES	$42,735,774	$42,389,226		—	$346,548

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 41,269,523	$41,269,523		—	—
Consumer Staples	8,158,879	8,158,879		—	—
Energy	7,293,585	7,293,585		—	—
Financials	11,234,748	11,234,748		—	—
Health Care	78,147,177	78,147,177		—	—
Industrials	27,947,947	27,947,947		—	—
Information Technology	98,511,548	98,511,548		—	—
Materials	10,489,057	10,489,057		—	—
Utilities	1,730,574	1,730,574		—	—
TOTAL COMMON STOCKS	$284,783,038	$284,783,038		—	—
PREFERRED STOCKS
Health Care	2,069,682	—		—	2,069,682
REAL ESTATE INVESTMENT TRUST
Financials	6,210,342	6,210,342		—	—
RIGHTS
Health Care	—	—		—	—
TOTAL INVESTMENTS IN
SECURITIES	$293,063,062	$290,993,380		—	$2,069,682

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,065,440	$5,064,372		—	$1,068
Consumer Staples	3,829,106	3,829,106		—	—
Energy	2,369,533	2,369,533		—	—
Financials	4,406,452	4,406,452		—	—
Health Care	4,672,050	4,672,050		—	—
Industrials	3,847,305	3,847,305		—	—
Information Technology	6,257,414	6,257,414		—	—
Materials	431,511	431,511		—	—
Telecommunication Services	1,099,528	1,099,528		—	—
Utilities	245,295	245,295		—	—
TOTAL COMMON STOCKS	$32,223,634	$32,222,566		—	$1,068
CONVERTIBLE CORPORATE BONDS
Health Care	263,120	263,120		—	—
MASTER LIMITED PARTNERSHIP
Energy	244,174	244,174		—	—
Financials	655,296	655,296		—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$899,470	$899,470		—	—
PREFERRED STOCKS
Consumer Discretionary	28,867	—		—	28,867
REAL ESTATE INVESTMENT TRUST
Financials	1,185,099	1,185,099		—	—
TOTAL INVESTMENTS IN
SECURITIES	$34,600,190	$34,570,255		—	$29,935

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$9,084,081	$9,084,081	—	—
Consumer Staples	6,958,536	6,958,536	—	—
Energy	4,293,180	4,293,180	—	—
Financials	7,812,676	7,812,676	—	—
Health Care	8,398,630	8,398,630	—	—
Industrials	6,943,235	6,943,235	—	—
Information Technology	11,398,411	11,398,411	—	—
Materials	761,948	761,948	—	—
Telecommunication Services	2,045,805	2,045,805	—	—
Utilities	446,982	446,982	—	—
TOTAL COMMON STOCKS	$58,143,484	$58,143,484	—	—
CONVERTIBLE CORPORATE BONDS
Health Care	475,640	475,640	—	—
CORPORATE BONDS
Consumer Staples	3,155,064	—	3,155,064	—
Energy	2,236,868	—	2,236,868	—
Financials	6,023,725	—	6,023,725	—
Health Care	2,031,014	—	2,031,014	—
Industrials	4,135,469	—	4,135,469	—
Information Technology	8,934,698	—	8,934,698	—
Telecommunication Services	1,491,467	—	1,491,467	—
TOTAL CORPORATE BONDS	$28,008,305	—	$28,008,305	—
MASTER LIMITED PARTNERSHIP
Energy	440,412	440,412	—	—
Financials	1,166,700	1,166,700	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$1,607,112	$1,607,112	—	—
REAL ESTATE INVESTMENT TRUST
Financials	2,015,658	2,015,658	—	—
U.S. TREASURY OBLIGATIONS
U.S. Government & Agency	974,736	—	974,736	—
TOTAL INVESTMENTS IN
SECURITIES	$91,224,935	$62,241,894	$28,983,041	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2015	$267,154
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	40,752
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	307,906
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$40,752

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$2,569,952
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	102,205
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	2,672,157
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$102,205

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2015	$163,303
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	24,563
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	187,866
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$24,563

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$1,622,800
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	58,597
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	1,681,397
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$58,597

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2015	$81,951
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	12,305
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	94,256
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$12,305

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$1,910,555
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	795,480
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	2,706,035
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$795,480

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2015	$23,099
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	4,047
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	27,146
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$4,047

Alger SMid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$254,430
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	64,972
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	319,402
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$64,972

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$1,730,458
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	339,224
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	2,069,682
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$339,224

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2015	$1,292
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(224)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	1,068
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$(224)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2015	$34,919
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(6,052)
Purchases, issuances, sales, and settlements	–
Purchases	–
Issuances	–
Sales	–
Settlements	–
Closing balance at March 31, 2015	28,867
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 3/31/2015	$(6,052)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of March 31, 2015. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	THE ALGER PORTFOLIOS
	NOTES TO FINANCIAL STATEMENTS (Continued)

		Fair Value	Valuation	Unobervable
		March 31, 2015	Methodology	Input	Range
	Alger Capital Appreciation Portfolio
	Common Stocks	$14,363	Market	Revenue Multiple	.05x to 4.8x
			Approach	EBITDA Multiple	8.7x to 31.6x
	Common Stocks	$293,543	Income	Discount Rate	10%
			Approach
	Preferred Stocks	$399,944	Market	Revenue Multiple	.05x to 4.8x
			Approach	EBITDA Multiple	8.7x to 31.6x
	Preferred Stocks	$2,272,213	Income	Discount Rate	10%
			Approach
	Alger Large Cap Growth Portfolio
	Common Stocks	$9,604	Market	Revenue Multiple	.05x to 4.8x
			Approach	EBITDA Multiple	8.7x to 31.6x
	Common Stocks	$178,262	Income	Discount Rate	10%
			Approach
	Preferred Stocks	$259,432	Market	Revenue Multiple	.05x to 4.8x
			Approach	EBITDA Multiple	8.7x to 31.6x
	Preferred Stocks	$1,421,965	Income	Discount Rate	10%
			Approach
	Alger Mid Cap Growth Portfolio
	Common Stocks	$4,869	Market	Revenue Multiple	.05x to 4.8x
			Approach	EBITDA Multiple	8.7x to 31.6x
	Common Stocks	$89,387	Income	Discount Rate	10%
			Approach
	Preferred Stocks	$133,870	Market	Revenue Multiple	.05x to 4.8x
			Approach	EBITDA Multiple	8.7x to 31.6x
	Preferred Stocks	$729,490	Income	Discount Rate	10%
			Approach
	Preferred Stocks	$1,075,789	Income	Discount Rate	15%
			Approach
	Preferred Stocks	$766,886	Income	Discount Rate	12%
			Approach
	Alger SMid Cap Growth Portfolio
	Common Stocks	$27,146	Income	Discount Rate	10%
			Approach
	Preferred Stocks	$271,634	Income	Discount Rate	10%
			Approach
	Preferred Stocks	$47,768	Income	Discount Rate	12%
			Approach
	Alger Small Cap Growth Portfolio
	Preferred Stocks	$994,180	Income	Discount Rate	10%
			Approach
	Preferred Stocks	$399,224	Income	Discount Rate	12%
			Approach
	Preferred Stocks	$736,278	Income	Discount Rate	15%
			Approach
	Alger Growth & Income Portfolio
	Common Stocks	$1,068	Market	Revenue Multiple	.05x to 4.8x
			Approach	EBITDA Multiple	8.7x to 31.6x

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

Preferred Stocks	$28,867	Market	Revenue Multiple	.05x to 4.8x
		Approach	EBITDA Multiple	8.7x to 31.6x

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization
(“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On March 31, 2015, $6,994,762 of the securities in the Alger Capital Appreciation Portfolio were transferred from Level 2 to Level 1, utilizing fair value adjusted prices rather than exchange listed prices.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$ 22,757,981	$22,757,981	—	—
Alger Large Cap Growth Portfolio	14,216	14,216	—	—
Alger Mid Cap Growth Portfolio	8,737,597	8,737,597	—	—
Alger SMid Cap Growth Portfolio	437,982	437,982	—	—
Alger Small Cap Growth Portfolio	5,620,162	5,620,162	—	—
Alger Growth & Income Portfolio	593,804	593,804	—	—
Alger Balanced Portfolio	4,472,504	4,472,504	—	—
Total	$ 42,634,246	$42,634,246	—	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts.
Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a
Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

portfolio of common stocks, while also buying and selling call and put options on equities and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversifÿÿÿÿication of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversifÿÿÿÿied stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended March 31, 2015, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions for the three months ended March 31, 2015.

NOTE 5 — Holding of 5% Voting Securities:
The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended
March 31, 2015. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31,	Dividend	Gain	March 31,
Security	2014	Conversion Conversion		2015	Income	(Loss)	2015

Alger Capital Appreciation Portfolio
Common Stocks
Choicestream, Inc.*	23,166	–	–	23,166	–	–	14,363
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	645,071	–	–	645,071	–	–	399,944

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	March 31, Dividend		Gain		March 31,
Security	2014	Conversion Conversion		2015	Income	(Loss)		2015

Alger Large Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	15,490	–	–	15,490	–		–	9,604
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	418,439	–	–	418,439	–		–	259,432
Alger Mid Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	7,853	–	–	7,853	–		–	4,869
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	215,920	–	–	215,920	–		–	133,870
Tolero
Pharmaceuticals, Inc.*	356,682	–	–	356,682	–		–	1,075,789
Prosetta Biosciences,
Inc.*	–	170,419	–	170,419	–		–	766,886
Alger SMid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc.*	–	10,615	–	10,615	–		–	47,768
Alger Small Cap Growth Portfolio
Preferred Stocks
Tolero
Pharmaceuticals, Inc.*	244,116	–	–	244,116	–		–	736,278
Prosetta Biosciences,
Inc.*	–	75,383	–	75,383	–		–	339,224
Alger Growth & Income Portfolio
Common Stocks
Choicestream, Inc.*	1,723	–	–	1,723	–		–	1,068
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	45,659	–	–	45,659	–		–	28,867
* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By /s/Hal Liebes

Hal Liebes

President

Date: May 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: May 15, 2015

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 15, 2015